Significant Accounting Policies and Practices (Details) - Schedule of Amortization Over the Next Five Years - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Amortization Over the Next Five Years [Abstract]
2023	$ 32,097	$ 32,097
2024	28,743	32,098
2025	20,961	28,863
2026	20,961	18,966
2027	20,961	18,964
Thereafter	51,482	76,313
Total	175,205	207,301
Intangible assets not subject to amortization	22,783	22,783
Total Intangible Assets	$ 197,988	$ 230,084